CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Q2) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss from operations
Operating costs	$ 3,037,584		$ 650,003		$ 124,923	$ 4,243,935	$ 834,787	$ 1,761,362
Loss from operations	(3,037,584)		(650,003)		(124,923)	(4,243,935)	(834,787)	(1,761,362)
Other (expense) income:
Interest earned on investments held in Trust Account	363,264		3,355		14,646	402,994	35,076	85,130
Fair value of private placement warrant in excess of purchase price	(81,153)		79,548		(1,646,600)	(81,153)	79,548	0
Initial loss on forward purchase agreement liabilities					(3,399,475)			0
Transaction costs allocable to derivatives					(928,450)			0
Total other income (expenses), net	(4,480,498)		6,075,886		(20,726,500)	4,735,186	11,832,796	24,956,267
Net income (loss)	(7,518,082)	$ 8,009,333	5,425,883	$ 5,572,126	$ (20,851,423)	491,251	10,998,009	23,194,905
Class A Ordinary Shares [Member]
Other (expense) income:
Net income (loss)	$ (6,014,466)		$ 4,340,706			$ 393,001	$ 8,798,407	$ 18,555,924	$ (17,023,763)
Weighted average shares outstanding, basic (in shares)	27,600,000		27,600,000		21,660,759	27,600,000	27,600,000	27,600,000	21,660,759
Weighted average shares outstanding, diluted (in shares)	27,600,000		27,600,000		21,660,759	27,600,000	27,600,000	27,600,000	21,660,759
Basic net (loss) income per share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Diluted net (loss) income per share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Class B Ordinary Shares [Member]
Other (expense) income:
Net income (loss)	$ (1,503,616)		$ 1,085,177			$ 98,250	$ 2,199,602	$ 4,638,981	$ (3,827,660)
Weighted average shares outstanding, basic (in shares)	6,900,000		6,900,000		4,870,253	6,900,000	6,900,000	6,900,000	4,870,253
Weighted average shares outstanding, diluted (in shares)	6,900,000		6,900,000		4,870,253	6,900,000	6,900,000	6,900,000	4,870,253
Basic net (loss) income per share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Diluted net (loss) income per share (in dollars per share)	$ (0.22)		$ 0.16		$ (0.79)	$ 0.01	$ 0.32	$ 0.67	$ (0.79)
Warrant [Member]
Other (expense) income:
Change in fair value of warrant liabilities	$ (4,031,433)		$ 4,205,105		$ (11,408,319)	$ 4,926,361	$ 11,534,063	$ 23,121,405
Forward Purchase Agreement [Member]
Other (expense) income:
Change in fair value of warrant liabilities	$ (731,176)		$ 1,787,878		$ (3,358,302)	$ (513,016)	$ 184,109	$ 1,749,732